CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income loss [Member]	Treasury shares [Member]	Retained earnings [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2011	$ 234,692	$ 85	$ 187,023	$ 1,544	$ (9,587)	$ 54,530	$ 1,097
Issuance of shares upon exercise of stock-based awards	1,950	1	1,949
Equity-based compensation expenses	4,734		4,486				248
Changes in equity interest in subsidiaries (see also Note 1b3 and 1b5)	(15,988)		(15,988)
Other comprehensive loss	(918)			(918)
Net income (loss)	(2,341)					(1,343)	(998)
Balance at Dec. 31, 2012	222,129	86	177,470	626	(9,587)	53,187	347
Issuance of shares upon exercise of stock-based awards	7,232	3	7,229
Equity-based compensation expenses	4,489		4,010				479
Changes in equity interest in subsidiaries (see also Note 1b3 and 1b5)	(667)		(785)				118
Other comprehensive loss	(2,097)			(2,097)
Sale of subsidiary	(844)						(844)
Net income (loss)	1,547					1,647	(100)
Balance at Dec. 31, 2013	231,789	89	187,924	(1,471)	(9,587)	54,834
Issuance of shares upon exercise of stock-based awards	1,525	1	1,524
Equity-based compensation expenses	3,700		3,700
Repurchase of Ordinary shares	(485)				(485)
Other comprehensive loss	(3,364)			(3,364)
Net income (loss)	(5,200)					(5,200)
Balance at Dec. 31, 2014	$ 227,965	$ 90	$ 193,148	$ (4,835)	$ (10,072)	$ 49,634